N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001812286
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-238296
Investment Company Act File Number	811-23569
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	9
Entity Registrant Name	HARRISON STREET INFRASTRUCTURE INCOME FUND
Entity Address, Address Line One	5050 S. Syracuse Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	877
Local Phone Number	200-1878
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Expenses (as a percentage of net assets attributable to Shares)(1)
Investment Management Fee(2)	1.00%
Other Expenses(3)	0.85%
Interest Payments on Borrowed Funds(4)	1.65%
Acquired Fund Fees and Expenses(5)	0.35%
Total Annual Fund Operating Expenses(6)	3.85%

Management Fees [Percent]	1.00%	[1],[2]
Interest Expenses on Borrowings [Percent]	1.65%	[1],[3]
Acquired Fund Fees and Expenses [Percent]	0.35%	[1],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.85%	[1],[5]
Total Annual Expenses [Percent]	3.85%	[1],[6]
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical Annual Fund Operating Expenses that you would pay on a $1,000 investment in the Fund assuming a 5% return and that annual expenses attributable to Shares remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown.

1 Year	3 Years	5 Years	10 Years
$40	$120	$202	$414

The purpose of the tables above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. For a more complete description of the various costs and expenses of the Fund. See “Management of the Fund.”

Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	120
Expense Example, Years 1 to 5	202
Expense Example, Years 1 to 10	$ 414
Purpose of Fee Table , Note [Text Block]
The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year. The following table has been prepared under the assumption that the weighted average net assets over a fiscal year will be approximately $352 million, which is the Fund’s net assets as of March 31, 2026.

Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2026. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of the VCRDX Subsidiary, and fees and expenses of certain of the Fund’s service providers, will vary. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”
Management Fee not based on Net Assets, Note [Text Block]	The Investment Management Fee is paid to the Adviser at an annual rate of 1.00% of NAV, which accrues daily and is payable quarterly in arrears. To the extent the Fund utilizes a Subsidiary, the Adviser contractually agrees to reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary such that, for the collective net assets of the Fund and the Subsidiaries, the total Investment Management Fee is calculated at a rate of 1.00%. Such waiver will continue for so long as the Investment Management Agreement is in effect and may be terminated only upon approval by the Trustees of the Fund, including a majority of the Independent Trustees. The Adviser will pay the Sub-Adviser from its Investment Management Fee. Pursuant to the sub-advisory agreement, Brookfield is paid a sub-advisory fee by the Adviser that is assessed on a sliding scale from 0.35% down to 0.20% based on the average daily NAV of the Fund’s assets that are managed by Brookfield.

Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) or 3(c)(7), if any. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds currently range from approximately 0.90% to 1.75% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. The Fund estimates that performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates will range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 6% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Because these fees are based on the performance of 3(c)(1)/3(c)(7) Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund’s net assets of approximately $352 million as of March 31, 2026 and assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 8% of the Fund’s net assets, which is the Fund’s actual March 31, 2026 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2026, 0% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 0% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 3.85%.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds.
Acquired Fund Incentive Allocation, Note [Text Block]	The Fund estimates that performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates will range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 6% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns.
Acquired Fund Total Annual Expenses, Note [Text Block]	If the estimated Operating Costs of such Other Private Funds (which equal approximately 0% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 3.85%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND INVESTMENT FEATURES
Investment Objectives
The Fund’s primary investment objective is to seek consistent current income, and the Fund’s secondary objective is capital preservation.
Investment Strategy
Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) to income-oriented investments that provide exposure to infrastructure assets. The Fund will seek to obtain exposure to infrastructure assets primarily through (i) Infrastructure Loans that are originated by banks or non-bank lenders, including asset management firms, insurance companies and specialty finance companies; (ii) asset-backed securities representing ownership or participation in a pool of Infrastructure Loans or other infrastructure assets, including leasehold and fee simple interests in such assets; (iii) private funds and other investment vehicles that primarily invest in Infrastructure Loans; (iv) preferred equity securities of entities that own or operate infrastructure assets; (v) originating and syndicating Infrastructure Loans directly with infrastructure companies or with projects focused on the management, development, construction, renovation, enhancement, maintenance and/or operation of infrastructure assets; and (vi) publicly-traded equity and debt securities of infrastructure companies or securities backed by infrastructure assets. The Fund defines an “infrastructure company” as a company that directly or indirectly derives at least 50% of its revenues from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, maintenance and/or operation of infrastructure assets. The Fund considers “infrastructure assets” to include, but not be limited to: (a) regulated assets (such as electricity transmission and distribution facilities, gas distribution systems, water distribution and waste water collection and processing facilities); (b) power and renewable energy assets (such as gas-fired power plants, wind, hydroelectric, and solar facilities); (c) transportation assets (such as toll roads, airports, seaports and railway lines); (d) communications and digital infrastructure assets (such as broadcast and wireless towers, fiber optic networks and providers, satellite networks and data storage centers); and (e) social infrastructure assets (such as schools, universities, hospitals and municipalities). The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments or more focused on a specific segment of infrastructure assets. This 80% policy is not a fundamental policy of the Fund and may be changed by the Board without shareholder approval upon 60 days’ prior notice to shareholders. The principal investment strategies of the Fund reflect the aggregate operations of the Fund and its Subsidiaries.
In identifying income-oriented infrastructure investments for the Fund, the Adviser seeks assets that feature, among other characteristics: (i) stable and predictable income and cash flow with low return correlations to traditional asset classes such as the broader public equities and fixed income markets; (ii) inelastic demand for their use as essential assets for a functioning society (i.e., assets that are essential enough that demand remains relatively constant regardless of changes in price); (iii) monopolistic characteristics with high barriers to entry (i.e., issuers that are dominant providers of an asset with limited competition); and (iv) low probability of default and strong default recovery rates. The Fund’s investments are generally expected to provide infrastructure companies with capital for construction, acquisitions, and capital expenditures for infrastructure assets, and may include bridge loans and refinancing transactions. These investments may be sourced via the primary issuer or syndicator or by third party arrangers, directly originated by the Fund, or purchased in a secondary market.
The Adviser evaluates investment opportunities originated by or arranged through an extensive network of relationships with Arrangers. The Adviser evaluates opportunities involving a combination of direct lending Arrangers that focus on different sectors and different types of loans in an attempt to limit the Fund’s concentration in any single infrastructure sector or risk and return profile. The Fund will be able to adjust its dealings with Arrangers to the extent they are not performing as expected or adverse circumstances are affecting them, which may be particularly beneficial given the illiquid nature of the Fund’s assets. Furthermore, the Adviser has full discretion to increase or reduce the number of Arrangers through which it sources opportunities based on the market environment or Fund growth trajectory.
Many infrastructure loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to any Infrastructure Loan may generally be less extensive than that available for issuers of registered or exchange listed securities. The Fund may make non-U.S. investments, which may be denominated in currencies other than the U.S. dollar. The Fund may invest without limit in securities that are below investment grade (commonly referred to as “high yield” securities or “junk bonds”) or securities that are unrated that the Adviser has determined have similar characteristics as below investment grade securities. There is no limit on the maturity or duration of any individual security and/or other investment in which the Fund may invest. Duration is a measure of a debt instrument’s sensitivity to interest rate changes. For example, if a loan has a duration of 5 years, the price of the loan will increase (decrease) by approximately 5% for every 1% decrease (increase) in interest rates.
The Fund will invest in securities that, at the time of investment, are illiquid. Although the Fund may invest in such instruments without limitation, pursuant to the requirements of the Investment Company Act, the Board has adopted, and the Fund follows, procedures designed to ensure that the Fund maintains sufficient liquidity to meet its periodic repurchase obligations as an interval fund. The Fund may also invest in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. The Fund’s investment program is speculative and entails substantial risks.
Except as otherwise indicated, the Fund may change its investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objectives of the Fund are not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares. The Fund will notify shareholders of any changes to its investment objectives or any of its investment policies, restrictions or strategies. Fundamental investment restrictions contained in the SAI may not be changed without shareholder approval. See “Additional Investment Policies – Fundamental Policies” in the SAI for more information about the Fund’s fundamental investment restrictions.
There can be no assurance that the Fund will achieve its investment objectives or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.
Portfolio Contents
The Fund may make portfolio investments directly or indirectly through one or more Subsidiaries and/or through joint ventures with unaffiliated third parties. References herein to the Fund include references to a Subsidiary in respect of the Fund’s investment exposure. The Fund will comply with certain provisions of the Investment Company Act applicable to the Fund on an aggregate basis with the Subsidiaries, including provisions relating to investment policies (Section 8), affiliated transactions and custody (Section 17), and capital structure and leverage (Section 18). To the extent that any Subsidiary directly incurs leverage in the form of debt, such leverage will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. The VCRDX Subsidiary has the same investment objective and strategies as the Fund and, like the Fund, is managed by the Adviser. The Fund may invest in the VCRDX Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner.
Privately Issued Infrastructure Debt. The Fund may originate or otherwise invest in privately issued infrastructure debt. The Fund’s privately issued infrastructure debt typically will consist of the following types of investments:
Senior and Unitranche Debt. Senior and unitranche debt includes loans and loan-related investments structured with a senior security interest in infrastructure assets and/or cash flows from the operations of the infrastructure assets, including contract-backed revenues. These loans might be made at the operating company or holding company level. These loans are expected to vary in maturity.
Subordinated Debt. Subordinated debt investments are secured by secondary claims against the infrastructure asset and its cash flow. These claims are subordinated to those of the senior debt, which has priority in collateral and cashflow. In certain instances, subordination may be in the form of a senior secured interest in the equity of the infrastructure operating company. This, indirectly through the ownership structure of the operating assets, subordinates any claims to the senior secured financing at the asset level. These loans might be made at the operating company or holding company level.
Private Placements and 144A Project Financings. The Fund may invest in project bonds and similar types of project financing offerings. “Project bonds” typically refer to one of two types of offerings, but both such offerings involve a private issuance of notes. One type of offering is often referred to as a “traditional private placement,” “Section 4(2) private placement” or a “Regulation D offering,” which is a reference to Section 4(2) of the Securities Act and the regulations promulgated thereunder. The other type of offering is often referred to as a “Rule 144A offering,” which is a reference to Rule 144A promulgated under the Securities Act. Although unregistered at issuance, an active public secondary market may exist for these securities.
Asset-Backed Securities. The Fund may invest in asset-backed securities representing ownership or participation in a pool of Infrastructure Loans or other infrastructure assets, including leasehold and fee simple interests in such assets. Asset-backed securities are typically issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an asset-backed securities transaction depends on the performance of the underlying assets and credit enhancements.
Publicly Traded Infrastructure Investments. The Fund may invest in publicly traded debt and equity securities issued by infrastructure companies or backed by infrastructure assets. The Fund’s publicly traded securities portfolio may consist of the following types of investments:
Infrastructure Debt. Publicly traded debt issuances from infrastructure companies or backed by infrastructure assets, including but not limited to fixed- and floating-rate corporate debt securities, convertible securities and municipal bonds issued by state and local governments for the purpose of financing projects related to infrastructure assets.
Infrastructure Equities. Equity securities issued by infrastructure companies, including but not limited to common stocks, traditional preferred securities, hybrid-preferred securities, rights or warrants to purchase common stocks, depository receipts, equity units, and any other securities with equity-like characteristics.
Term Loan B Facilities. The Fund may invest in “Term Loan B Facilities,” which include syndicated loans made to below investment grade companies (both public and private) that are used to finance infrastructure projects on a limited recourse basis. These loans are typically secured by an equity interest in the borrower and, indirectly, in the infrastructure assets (including all contract rights and offtake agreements in the project). These are rated offerings and may be acquired as part of a syndication or traded in the secondary market with ratings typically ranging between single B to low investment grade. They typically have floating interest rates and are non-amortizing loans, meaning the entire principal value is typically paid in one lump sum on its maturity date, rather than amortized over its lifetime.
Private Funds and Vehicles. The Fund may invest in private funds and other investment vehicles that primarily invest in Infrastructure Loans or are otherwise consistent with the Fund’s investment objectives and policies. Private Funds invest in the debt financings and equity (common and preferred) associated with infrastructure companies and infrastructure assets. Private Funds may invest in properties located outside of the United States.
Other. In certain circumstances or market environments, the Fund may reduce its investment in income-oriented infrastructure assets and hold a larger position in cash or cash equivalents.
Selection of Private Funds
The Adviser follows certain general guidelines when reviewing and selecting Private Funds. The Adviser takes into consideration the following criteria, as applicable, when selecting the approved Managers: assets under management; length of time in the business; stability and depth of corporate management; stability and depth of investment management team; investment strategies, target returns and leverage limitations; investment process and research capacity; existing portfolio composition and valuation; structure of any Private Funds and tax considerations; historical performance and reputation; fees and expenses; conflicts policies; reporting and valuation policies/process; and investor rights and controls.
Although the Adviser will attempt to apply the guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, the selection of Private Funds is a fundamentally subjective process. The use of the selection guidelines may be modified or eliminated at the discretion of the Adviser. In addition, some Private Funds may be newly organized and have no, or only limited, operating histories. However, the Adviser typically will select Managers whose principals have substantial experience investing assets in income-oriented investments that provide exposure to infrastructure assets. There can be no assurance that the Adviser will be able to access Managers that can enable the Fund to meet its investment objectives.
Other than regulatory limitations applicable to a RIC, the Adviser is not bound by any fixed criteria in allocating assets to Private Funds. Private Funds have some flexibility to make investments in accordance with the market environment and employ leverage, as permitted within the operative documents for their investment vehicle. While the approved Private Funds have been reviewed and approved by the Adviser, there is no guarantee that any one Private Fund will receive an allocation of the Fund’s assets for investment. When a Private Fund is selected, the allocation of assets may vary substantially for each. Additionally, there can be no assurance that a Private Fund will have the capacity to accept additional assets for management and there may be a delay in the acceptance of such an investment that may change the Fund’s ability to utilize such approved Private Fund.
The current investment guidelines developed by the Adviser include a review of the Private Funds. In conducting this review, the Adviser will rely on its analysis and due diligence process for the selection of the appropriate Private Funds. The Adviser may engage research and consulting services to assist in the aggregation and review of due diligence materials for each of the Private Funds that it considers. In addition, the Adviser seeks to conduct a multi-step process to review and evaluate each potential Private Fund that includes: meetings, questionnaires, interviews, and reference calls. The goal of the due diligence process is to evaluate: (i) the background of the Manager’s firm and its respective team; (ii) the infrastructure of the Manager’s research, evaluation and investment procedures; (iii) the Manager’s strategies and method of execution; (iv) the Manager’s risk control and portfolio management processes; and (v) the differentiating factors that the Adviser believe give a Private Fund an advantage over other potential investment funds and Managers.
Once a Private Fund is selected, the Fund and the Adviser continue to review the investment process and performance of the Private Fund. The Adviser engages in the necessary due diligence to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations and liabilities. The Adviser, subject to the repurchase policies of the Private Funds, may reallocate the Fund’s assets among the Private Funds, redeem its investment in Private Funds, and/or select additional Private Funds.
Borrowing/Leverage
In pursuing its investment objective, the Fund (directly or indirectly, including through one or more Subsidiaries) intends to add leverage to its portfolio through borrowings, such as through bank loans or commercial paper and/or other credit facilities, or by utilizing reverse repurchase agreements and similar financing transactions, dollar rolls, and/or credit default swaps. The Fund currently intends to employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Fund’s Board may authorize the issuance of preferred shares without the approval of shareholders. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will immediately be borne by the shareholders, and these costs and expenses may be significant. The Fund intends to utilize all forms of leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for holders of Shares than if the Fund did not use leverage. Leveraging is a speculative technique and the use of leverage involves increased costs and risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. The Fund may lose money through the use of leverage. See “Risk Factors – Leverage Risk.” The Fund has regularly, and may in the future, borrow money to facilitate investments, balance cash inflows and outflows or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions that otherwise might require untimely dispositions of portfolio securities held by the Fund. Additionally, the Fund may in the future borrow money to repurchase its Shares.
As of the date of this prospectus, the Fund has a revolving credit agreement (the “Credit Facility”) with Nomura Corporate Funding Americas, LLC (the “Lender”). The Credit Facility currently permits borrowings up to $150 million. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs. The Adviser also intends to use the Credit Facility as part of its leveraging strategy that seeks to enhance the Fund’s returns. The Credit Facility has an interest rate equal to SOFR plus a 2.75% applicable margin per annum and if, on any day, the minimum utilization is below the minimum utilization percentage, a minimum utilization fee of 2.75% per annum of the amount the minimum utilization exceeds total outstanding borrowings. The Lender must provide notice to the Fund prior to terminating the Credit Facility. In the future, the Credit Facility may be replaced or refinanced by one or more credit facilities having substantially different terms or by the use of other forms of leverage.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund is subject to a high degree of risk. Risks of investing in the Fund, or an investment vehicle managed by Managers (as defined below) utilized by the Fund, include, but are not limited to, those outlined below. For purposes of this section, references to “the Adviser” should be read to include the Sub-Adviser and the Managers and references to “the Fund” should be read to include the Private Funds and the Subsidiaries, in each case as applicable. The principal risks of the Fund reflect the aggregate operations of the Fund and its Subsidiaries. You should consider carefully the risks before investing in the Shares. You may also wish to consult with your legal and tax advisors before deciding whether to invest in the Fund.
Infrastructure-Related Companies Risk
General. The Fund intends to make direct and indirect investments in Infrastructure Loans, the equity and debt securities of infrastructure companies, or securities backed by infrastructure assets. As such, an investment in the Fund is subject to certain risks associated with the related ownership, use and operation of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; insurance costs and industry competition; technological developments and disruptions; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund. In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators or through concession agreements with governments (i.e., agreements between a government and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees in connection with inflation, economic growth, or otherwise. Many of these factors could adversely affect an infrastructure company’s ability to meet its obligations under any Infrastructure Loan the Fund holds or in which it otherwise holds an investment interest (including its ability to make timely payments of interest and principal or repay its loans when due), or the value of any equity interest in which the Fund invests in such infrastructure company or any infrastructure asset and thereby cause the value of infrastructure investments to decline and negatively affect the Fund’s returns. Specifically, such risks include, but are not limited to the following:
Regulatory Risks. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value, the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for an infrastructure company, loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an infrastructure company’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an infrastructure company, and therefore on the Fund, may be complicated by the fact that such infrastructure company may operate in multiple jurisdictions.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objectives.
Operating and Technical Risks. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk. To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Fund’s operations, or implement laws or regulations affecting such issuer’s or fund’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure businesses provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Demand for infrastructure assets may also be subject to seasonal variations. Any reduction in demand and/or the number of users may negatively impact the financial condition of an infrastructure company.
Commodity Price Risk: The operation and cash flows of infrastructure assets may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future and be beyond the control of an infrastructure company or the Fund.
Lack of Liquidity of Infrastructure Assets. Although infrastructure assets may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to foreclose upon any infrastructure assets securing any Infrastructure Loan or otherwise sell one or more of its infrastructure investments.
Litigation Risk. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher for infrastructure companies than for companies in other industries. In addition, an infrastructure company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure assets underling the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the infrastructure company or the infrastructure asset.
Project Finance. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all of the risks discussed in this “Risk Factors” section. Some investments may relate to projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On Investments. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that an issuer or Private Fund in which the Fund invests will wish to make follow-on investments or that it will have sufficient funds to do so. Other investors in infrastructure investments in which the Fund has a direct or indirect interest may decline to fund their pro rata share of any such follow-on investments. Any decision by an issuer or Private Fund or a co-investor not to make a follow-on investment or their inability to make them may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the issuer or Private Fund’s ability to influence the investments future development.
Debt Securities and Related Investments Risk
The Fund intends to invest in infrastructure debt securities, including but not limited to senior secured debt, subordinated debt, term loan B facilities, 144A project financings, senior loans, mezzanine debt, B-notes, agency debt and other infrastructure-related debt. In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), the Fund’s infrastructure debt securities are subject to other risks. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. Debt securities are regarded as predominantly speculative with respect to an infrastructure company’s capacity to pay interest and repay principal in accordance with the terms of its obligations and involve risk exposure to adverse market and other financial conditions.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Second Liens and Subordinated Loans
The Fund may invest in secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the rights the Fund may have with respect to the collateral securing the loans the Fund makes to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund rights are adversely affected.
Unitranche Loans
The Fund may invest in unitranche loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Credit Risk
The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities or the borrowers on a loan (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms and/or may go bankrupt. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities. The Fund’s returns would be adversely impacted if a borrower becomes unable to make such payments when due. Although the Fund will make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Certain of the Fund’s investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the borrower’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the borrower, the occurrence of which is uncertain.
Liquidity Risk
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds will likely be subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities. In addition, the Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
The Fund may engage in borrowing for investment and/or cash management purposes through use of a secured credit facility. In addition, the VCRDX Subsidiary and the Private Funds in which the Fund invests may also utilize leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, VCRDX Subsidiary’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCRDX Subsidiary, or a Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCRDX Subsidiary, or a Private Fund would be magnified to the extent the Fund, the VCRDX Subsidiary, or such Private Fund is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by a Private Fund in a market that moves adversely to such Private Fund’s investments could result in a substantial loss which would be greater than if the Private Fund were not leveraged.
To the extent the Fund issues preferred shares, the Fund’s assets attributable to any outstanding preferred shares or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies as described herein. Dividends payable with respect to any preferred shares outstanding and interest expense payable by the Fund with respect to any other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Fund shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by Fund shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
The Fund’s use of leverage will include investing in reverse repurchase agreements. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”
Unsecured Loans
The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain, and the valuations provided in respect of the Private Funds, Subsidiaries, private debt investments and other private securities will likely vary from the amounts the Fund would receive upon withdrawal, realization or other disposition of these investments. While the value of the Fund’s publicly-traded securities is more readily ascertainable, the Fund’s ownership interest in Private Funds, Subsidiaries, private debt investments and other private securities that are not publicly traded will depend on appraisers, pricing agents and other service providers, Arrangers and Managers to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide only an estimate of value.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by infrastructure assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
The Adviser will be dependent on valuation or other information provided by the Private Funds and Managers about the value of the Fund’s investment in the Private Funds. Such valuations may be based on fair valuation procedures and may prove to be inaccurate, which could adversely affect the Adviser’s ability to accurately value the Fund’s Shares. The Adviser may attempt to assess material differences between valuations reported by a Manager and the fair value as previously determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment.
In addition, the valuations of the Fund’s investments in Private Funds, private debt investments and other private securities are subject to later adjustment or revision. If the Fund’s NAV is adjusted after a shareholder receives their Shares upon purchase or receives repurchase proceeds in a repurchase offer, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the shareholder in a purchase or a shareholder’s repurchase proceeds in a repurchase offer.
Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers, or any of their respective affiliates.
Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any investment would be at a price equivalent to the last estimated value of such investment. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
Loan Origination Risk
The Fund may originate loans, including, without limitation, Infrastructure Loans issued directly to infrastructure companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of infrastructure assets. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Adviser intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Access Risk
The Adviser is reliant on its relationships with Arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified Arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the Arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.
Asset-Backed Securities Risk
Asset-backed securities represent interests in “pools” of loans or other assets and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Some asset-backed securities are subject to interest rate risk and prepayment risk. A change in interest can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. Asset-backed securities also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an asset-backed securities. In addition, asset-backed securities have structural risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most asset-backed securities are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.
Derivatives Risk
To the extent the Fund or the Subsidiaries enter into derivatives transactions (such as forward contracts and credit default swaps), the Fund may be exposed risks different from, or greater than, the risks associated with investing in more traditional investments. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser and may not be available at the time or price desired. Entering into derivatives contracts involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument defaults and/or becomes insolvent, the Fund potentially could be significantly delayed in recovering and/or lose all or a large portion of the value of its investment in the derivative instrument. Derivatives transactions can also expose the Fund to other risks, including leverage risk, market risk, liquidity risk and regulatory risk.
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real assets underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause assets to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in an entity that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services (i.e., undisclosed liabilities). It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). After a period of historically low interest rates, the U.S. Federal Reserve and other central banks have raised certain benchmark interest rates. These central banks may continue to increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of the investments in which the Fund may invest and familiarity with the Fund’s investment objectives, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.
Fund Capitalization Risk
There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objectives. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered funds, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and infrastructure assets, the liquidity of the Fund’s investments, and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds and registered funds is evolving. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.
Changes in the regulation of registered funds, securities markets or Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Recent technological developments in, and the increasingly widespread use of, AI Technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for a Manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.
Rule 144A Securities Risk
The Fund may invest in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act. Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid, although the Fund may determine that certain Rule 144A securities are liquid.
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.
Municipal Securities Risk
The Fund may invest in municipal securities issued by states, local municipalities, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable the Fund to demand payment on short notice from the issuer or a financial intermediary.
Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the U.S. Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. It can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of such municipal bonds for investment by the Fund and the value of such municipal bonds held by the Fund may be affected. In addition, it is possible that events occurring after the date of a municipal bond’s issuance, or after the Fund’s acquisition of such obligation, may result in a determination that the interest paid on that obligation is taxable, in certain cases retroactively.
Municipal securities may include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Distressed Debt Risk
Investments in the securities of financially distressed or defaulted issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgement; the ability of the Adviser to choose successful sub-advisers and Managers; and the ability of the Adviser and Sub-Adviser to develop and implement investment strategies that achieve the Fund’s investment objectives.
Although the Adviser monitors the Sub-Adviser and Managers, it is possible that the Sub-Adviser and/or one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, the Sub-Adviser and/or Managers may make investment decisions that conflict with each other; for example, at any particular time, the Sub-Advisor and/or a Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Sub-Adviser and Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from the Sub-Adviser or each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, the Sub-Adviser’s or a particular Manager’s past successful performance is not necessarily an indication of the Sub-Adviser’s or such Manager’s future performance. There can be no assurance that the Adviser’s assessments of the Sub-Adviser and Managers will prove accurate or that the Fund will achieve its investment objectives.
In addition, the Adviser, Sub-Adviser, and Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back-office functions, property management, accounting, administration, risk management, valuation services and reporting. The Adviser, Sub-Adviser, and Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by the Sub-Adviser and certain Managers may evolve over time, which may limit the Adviser’s ability to assess the Sub-Adviser’s or a Manager’s ability to achieve its long-term investment objectives.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and the Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Adviser. The Adviser’s or Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Conflicts of interest may arise from the fact that the Adviser, the Sub-Adviser, the Managers and their respective affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Sub-Adviser, the Managers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Sub-Adviser the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Sub-Adviser the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Sub-Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Sub-Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and their respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Sub-Adviser, the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Sub-Adviser, the Managers or their affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. The Sub-Adviser and Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Sub-Adviser, the Managers managing Private Funds and their respective affiliates may provide from time to time to the Sub-Adviser and/or one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets among the Adviser, the Sub-Adviser and the Private Funds. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders.
Fees and Expenses Risk
By investing in the Private Funds and Subsidiaries indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund or Subsidiary level. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation. The Adviser has contractually agreed to reduce its Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from the VCRDX Subsidiary in order to avoid “double-counting” assets. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation.
Payment in Kind Interest Risk
To the extent that the Fund invests in loans with a PIK interest component and the accretion of PIK interest constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following: (i) loans with a PIK interest component may have higher interest rates that reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) loans with a PIK interest component may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (iii) the deferral of PIK interest increases the loan-to-value ratio, which is a fundamental measure of loan risk; and (iv) even if the accounting conditions for PIK interest accrual are met, the borrower could still default when the borrower’s actual payment is due at the maturity of the loan.
Floating and Variable Rate Obligations Risk
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically in response to changes in the market rate of interest on which the interest rate is based. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid.
Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.
Subsidiary Risk
By investing through one or more Subsidiaries, including the VCRDX Subsidiary, the Fund is exposed to the risks associated with such Subsidiary’s investments, which are the same risks associated with the Fund’s investments. The Subsidiaries are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although the VCRDX Subsidiary will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund wholly owns and controls the VCRDX Subsidiary, which, like the Fund, is managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCRDX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the VCRDX Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the VCRDX Subsidiary is organized, could result in the inability of the VCRDX Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary, may enter into joint ventures with unaffiliated third parties to make investments. In these joint ventures, the Fund would generally share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities, and in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Trustees and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of infrastructure-related investments may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding or other taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. With respect to investments in foreign jurisdictions, the Fund and certain Private Funds may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real asset or real asset-related investment in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting real asset-related investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Economic and Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. Additionally, certain European countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Moreover, the national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
In addition to the risks associated with investments in foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”
Cybersecurity and AI Technologies Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic and the rapid development and increasingly widespread use of AI Technologies, may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.
The Adviser may also utilize AI Technologies in its business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on the Adviser’s business operations. AI Technology models may rely on techniques such as natural language processing and machine learning, which are less transparent or interpretable and may produce unexpected results, which could adversely impact the Fund. If the content, analyses, or recommendations that AI Technology applications assist the Adviser in producing are or are alleged to be deficient, inaccurate, or biased, the Fund may be adversely affected. Additionally, AI Technologies used by the Adviser may produce inaccurate, misleading or incomplete responses that could lead to errors in the Adviser’s and its employees’ decision-making, portfolio management or other business activities, which could have a negative impact on the performance of the Fund. Such AI Technologies could also be used against the Adviser or the Fund and its investments in criminal or negligent ways. The Adviser’s competitors or other third parties could incorporate AI Technologies into their products more quickly or more successfully, which could impair the Adviser’s ability to compete effectively. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on AI Technologies, and may additionally impact the Adviser and the Fund.
Concentration Risk
The Fund will concentrate its investments in infrastructure-related industries and may focus its investments in one or more specific subset of infrastructure-related assets (e.g., regulated assets, power and renewable energy assets, transportation assets, communications and digital infrastructure assets, social infrastructure assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types and industries. In addition to its concentration in infrastructure-related assets, the Fund may, from time to time, invest a substantial portion of its assets in other particular asset types, industries, geographic locations or securities instruments. To the extent that the Fund’s portfolio is concentrated in a property type, geographic location or securities instrument, the risk of any investment decision is increased.
Direct Lending Risk
In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
Limited Operating History Risk
The Fund has limited operating history upon which prospective investors may evaluate the Fund’s past performance and potential future returns. In addition, while the senior investment professionals and other individuals employed by the Adviser have prior experience investing infrastructure investments and private debt, the Fund is the first vehicle managed by the Adviser with an infrastructure income strategy, certain of the Fund’s portfolio managers are new to the Adviser’s investment team, and past performance with respect to such activities is not a guarantee of future results.
Tax Risks – Fund
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income and gain for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects.” Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund may invest in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax or other on their investments in such jurisdictions. Any such withholding or other tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”
The Fund is permitted to invest up to 25% of its total assets in the VCRDX Subsidiary, which has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as the VCRDX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund or to be carried forward to future taxable years. Changes in the tax laws of the United States and/or any state in which a Subsidiary is organized could result in the inability of the Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the market for infrastructure assets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. The Fund’s investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late 2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, diplomatic events, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The effects of infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. A global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.
The U.S. and global markets experienced extreme volatility and disruption in recent years, leading to periods of recessionary conditions and depressed levels of consumer and commercial spending. For instance, monetary policies of the Federal Reserve and political uncertainty resulting from recent events, including changes to U.S. trade policies and ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026, political unrest in South America and recent U.S. military action overseas, has led to, from time to time, disruption and instability in the global markets. Disruptions in the capital markets increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. There can be no certainty that these conditions will not worsen. If conditions worsen, a prolonged period of market illiquidity could have a material adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could limit the Fund’s investment originations, limit the Fund’s ability to grow and negatively impact the Fund’s operating results.
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming the Fund obtains bank borrowings with a repayment obligation equal to approximately 20% of the Fund’s managed assets and an annual interest rate of 6.5% of such repayment obligation or principal balance (which rate is approximately the current rate which the Adviser expects the Fund to pay), based on market rates as of June 30, 2026, income generated by the Fund’s portfolio (net of estimated expenses) would need to exceed 1.65% in order to cover such interest payments on the borrowings. Actual interest rates may vary and may be significantly higher or lower than the rate estimated above.
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 20% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 6.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(14.20)%	(7.90)%	(1.65)%	4.60%	10.90%

Total Return is composed of two main elements: the net investment income of the Fund after paying interest on its leverage and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) for investment purposes to achieve its investment objectives, as a liquidity source to Fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Annual Interest Rate [Percent]	6.50%
Annual Coverage Return Rate [Percent]	1.65%
Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(14.20)%	(7.90)%	(1.65)%	4.60%	10.90%

Return at Minus Ten [Percent]	(14.20%)
Return at Minus Five [Percent]	(7.90%)
Return at Zero [Percent]	(1.65%)
Return at Plus Five [Percent]	4.60%
Return at Plus Ten [Percent]	10.90%
Effects of Leverage, Purpose [Text Block]
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 20% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 6.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Infrastructure-Related Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure-Related Companies Risk
General. The Fund intends to make direct and indirect investments in Infrastructure Loans, the equity and debt securities of infrastructure companies, or securities backed by infrastructure assets. As such, an investment in the Fund is subject to certain risks associated with the related ownership, use and operation of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; insurance costs and industry competition; technological developments and disruptions; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund. In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators or through concession agreements with governments (i.e., agreements between a government and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees in connection with inflation, economic growth, or otherwise. Many of these factors could adversely affect an infrastructure company’s ability to meet its obligations under any Infrastructure Loan the Fund holds or in which it otherwise holds an investment interest (including its ability to make timely payments of interest and principal or repay its loans when due), or the value of any equity interest in which the Fund invests in such infrastructure company or any infrastructure asset and thereby cause the value of infrastructure investments to decline and negatively affect the Fund’s returns. Specifically, such risks include, but are not limited to the following:
Regulatory Risks. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value, the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for an infrastructure company, loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an infrastructure company’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an infrastructure company, and therefore on the Fund, may be complicated by the fact that such infrastructure company may operate in multiple jurisdictions.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objectives.
Operating and Technical Risks. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk. To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Fund’s operations, or implement laws or regulations affecting such issuer’s or fund’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure businesses provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Demand for infrastructure assets may also be subject to seasonal variations. Any reduction in demand and/or the number of users may negatively impact the financial condition of an infrastructure company.
Commodity Price Risk: The operation and cash flows of infrastructure assets may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future and be beyond the control of an infrastructure company or the Fund.
Lack of Liquidity of Infrastructure Assets. Although infrastructure assets may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to foreclose upon any infrastructure assets securing any Infrastructure Loan or otherwise sell one or more of its infrastructure investments.
Litigation Risk. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher for infrastructure companies than for companies in other industries. In addition, an infrastructure company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure assets underling the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the infrastructure company or the infrastructure asset.
Project Finance. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all of the risks discussed in this “Risk Factors” section. Some investments may relate to projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On Investments. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that an issuer or Private Fund in which the Fund invests will wish to make follow-on investments or that it will have sufficient funds to do so. Other investors in infrastructure investments in which the Fund has a direct or indirect interest may decline to fund their pro rata share of any such follow-on investments. Any decision by an issuer or Private Fund or a co-investor not to make a follow-on investment or their inability to make them may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the issuer or Private Fund’s ability to influence the investments future development.

Debt Securities and Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities and Related Investments Risk
The Fund intends to invest in infrastructure debt securities, including but not limited to senior secured debt, subordinated debt, term loan B facilities, 144A project financings, senior loans, mezzanine debt, B-notes, agency debt and other infrastructure-related debt. In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), the Fund’s infrastructure debt securities are subject to other risks. Certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. Debt securities are regarded as predominantly speculative with respect to an infrastructure company’s capacity to pay interest and repay principal in accordance with the terms of its obligations and involve risk exposure to adverse market and other financial conditions.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.

Loans and Loan-Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

Loan Assignment and Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Second Liens and Subordinated Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Liens and Subordinated Loans
The Fund may invest in secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the rights the Fund may have with respect to the collateral securing the loans the Fund makes to borrowers with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund may enter into with the holders of such senior debt. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if the Fund rights are adversely affected.

Unitranche Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unitranche Loans
The Fund may invest in unitranche loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities or the borrowers on a loan (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms and/or may go bankrupt. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities. The Fund’s returns would be adversely impacted if a borrower becomes unable to make such payments when due. Although the Fund will make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Certain of the Fund’s investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the borrower’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the borrower, the occurrence of which is uncertain.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds will likely be subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities. In addition, the Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
The Fund may engage in borrowing for investment and/or cash management purposes through use of a secured credit facility. In addition, the VCRDX Subsidiary and the Private Funds in which the Fund invests may also utilize leverage. The Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, VCRDX Subsidiary’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCRDX Subsidiary, or a Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCRDX Subsidiary, or a Private Fund would be magnified to the extent the Fund, the VCRDX Subsidiary, or such Private Fund is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by a Private Fund in a market that moves adversely to such Private Fund’s investments could result in a substantial loss which would be greater than if the Private Fund were not leveraged.
To the extent the Fund issues preferred shares, the Fund’s assets attributable to any outstanding preferred shares or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies as described herein. Dividends payable with respect to any preferred shares outstanding and interest expense payable by the Fund with respect to any other forms of leverage will generally be based on shorter-term interest rates that would be periodically reset. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Fund shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by Fund shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
The Fund’s use of leverage will include investing in reverse repurchase agreements. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Declaration of Trust, By-Laws and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be oversubscribed. In the event of oversubscription, the Fund may repurchase shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans
The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain, and the valuations provided in respect of the Private Funds, Subsidiaries, private debt investments and other private securities will likely vary from the amounts the Fund would receive upon withdrawal, realization or other disposition of these investments. While the value of the Fund’s publicly-traded securities is more readily ascertainable, the Fund’s ownership interest in Private Funds, Subsidiaries, private debt investments and other private securities that are not publicly traded will depend on appraisers, pricing agents and other service providers, Arrangers and Managers to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide only an estimate of value.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by infrastructure assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
The Adviser will be dependent on valuation or other information provided by the Private Funds and Managers about the value of the Fund’s investment in the Private Funds. Such valuations may be based on fair valuation procedures and may prove to be inaccurate, which could adversely affect the Adviser’s ability to accurately value the Fund’s Shares. The Adviser may attempt to assess material differences between valuations reported by a Manager and the fair value as previously determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment.
In addition, the valuations of the Fund’s investments in Private Funds, private debt investments and other private securities are subject to later adjustment or revision. If the Fund’s NAV is adjusted after a shareholder receives their Shares upon purchase or receives repurchase proceeds in a repurchase offer, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the shareholder in a purchase or a shareholder’s repurchase proceeds in a repurchase offer.
Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers, or any of their respective affiliates.
Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any investment would be at a price equivalent to the last estimated value of such investment. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
The Fund may originate loans, including, without limitation, Infrastructure Loans issued directly to infrastructure companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of infrastructure assets. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Adviser intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Access Risk
The Adviser is reliant on its relationships with Arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified Arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the Arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
Asset-backed securities represent interests in “pools” of loans or other assets and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Some asset-backed securities are subject to interest rate risk and prepayment risk. A change in interest can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. Asset-backed securities also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an asset-backed securities. In addition, asset-backed securities have structural risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most asset-backed securities are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
To the extent the Fund or the Subsidiaries enter into derivatives transactions (such as forward contracts and credit default swaps), the Fund may be exposed risks different from, or greater than, the risks associated with investing in more traditional investments. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser and may not be available at the time or price desired. Entering into derivatives contracts involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument defaults and/or becomes insolvent, the Fund potentially could be significantly delayed in recovering and/or lose all or a large portion of the value of its investment in the derivative instrument. Derivatives transactions can also expose the Fund to other risks, including leverage risk, market risk, liquidity risk and regulatory risk.

Environmental and Unforeseen Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real assets underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause assets to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in an entity that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services (i.e., undisclosed liabilities). It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of the investments in which the Fund may invest and familiarity with the Fund’s investment objectives, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Capitalization Risk
There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objectives. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.

Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered funds, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and infrastructure assets, the liquidity of the Fund’s investments, and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds and registered funds is evolving. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.
Changes in the regulation of registered funds, securities markets or Private Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Recent technological developments in, and the increasingly widespread use of, AI Technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for a Manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities Risk
The Fund may invest in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act. Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid, although the Fund may determine that certain Rule 144A securities are liquid.

Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk
The Fund may invest in municipal securities issued by states, local municipalities, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable the Fund to demand payment on short notice from the issuer or a financial intermediary.
Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the U.S. Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. It can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of such municipal bonds for investment by the Fund and the value of such municipal bonds held by the Fund may be affected. In addition, it is possible that events occurring after the date of a municipal bond’s issuance, or after the Fund’s acquisition of such obligation, may result in a determination that the interest paid on that obligation is taxable, in certain cases retroactively.
Municipal securities may include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Distressed Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Debt Risk
Investments in the securities of financially distressed or defaulted issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgement; the ability of the Adviser to choose successful sub-advisers and Managers; and the ability of the Adviser and Sub-Adviser to develop and implement investment strategies that achieve the Fund’s investment objectives.
Although the Adviser monitors the Sub-Adviser and Managers, it is possible that the Sub-Adviser and/or one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, the Sub-Adviser and/or Managers may make investment decisions that conflict with each other; for example, at any particular time, the Sub-Advisor and/or a Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Sub-Adviser and Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from the Sub-Adviser or each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, the Sub-Adviser’s or a particular Manager’s past successful performance is not necessarily an indication of the Sub-Adviser’s or such Manager’s future performance. There can be no assurance that the Adviser’s assessments of the Sub-Adviser and Managers will prove accurate or that the Fund will achieve its investment objectives.
In addition, the Adviser, Sub-Adviser, and Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back-office functions, property management, accounting, administration, risk management, valuation services and reporting. The Adviser, Sub-Adviser, and Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by the Sub-Adviser and certain Managers may evolve over time, which may limit the Adviser’s ability to assess the Sub-Adviser’s or a Manager’s ability to achieve its long-term investment objectives.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and the Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objectives and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Adviser. The Adviser’s or Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Conflicts of interest may arise from the fact that the Adviser, the Sub-Adviser, the Managers and their respective affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Sub-Adviser, the Managers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Sub-Adviser the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Sub-Adviser the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Sub-Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Sub-Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and their respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Sub-Adviser, the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Sub-Adviser, the Managers or their affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. The Sub-Adviser and Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Sub-Adviser, the Managers managing Private Funds and their respective affiliates may provide from time to time to the Sub-Adviser and/or one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets among the Adviser, the Sub-Adviser and the Private Funds. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders.

Fees and Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fees and Expenses Risk
By investing in the Private Funds and Subsidiaries indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund or Subsidiary level. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation. The Adviser has contractually agreed to reduce its Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from the VCRDX Subsidiary in order to avoid “double-counting” assets. In addition, to the extent investment opportunities are made available through Arrangers, the Fund will be responsible for sourcing fees and other compensation.

Payment in Kind Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment in Kind Interest Risk
To the extent that the Fund invests in loans with a PIK interest component and the accretion of PIK interest constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following: (i) loans with a PIK interest component may have higher interest rates that reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) loans with a PIK interest component may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (iii) the deferral of PIK interest increases the loan-to-value ratio, which is a fundamental measure of loan risk; and (iv) even if the accounting conditions for PIK interest accrual are met, the borrower could still default when the borrower’s actual payment is due at the maturity of the loan.

Floating and Variable Rate Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating and Variable Rate Obligations Risk
Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically in response to changes in the market rate of interest on which the interest rate is based. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.
Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.

Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid.
Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
By investing through one or more Subsidiaries, including the VCRDX Subsidiary, the Fund is exposed to the risks associated with such Subsidiary’s investments, which are the same risks associated with the Fund’s investments. The Subsidiaries are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although the VCRDX Subsidiary will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund wholly owns and controls the VCRDX Subsidiary, which, like the Fund, is managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCRDX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the VCRDX Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the VCRDX Subsidiary is organized, could result in the inability of the VCRDX Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary, may enter into joint ventures with unaffiliated third parties to make investments. In these joint ventures, the Fund would generally share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities, and in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Trustees and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of infrastructure-related investments may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding or other taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. With respect to investments in foreign jurisdictions, the Fund and certain Private Funds may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real asset or real asset-related investment in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting real asset-related investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Economic and Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. Additionally, certain European countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Moreover, the national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
In addition to the risks associated with investments in foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”

Cybersecurity and AI Technologies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity and AI Technologies Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic and the rapid development and increasingly widespread use of AI Technologies, may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.
The Adviser may also utilize AI Technologies in its business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on the Adviser’s business operations. AI Technology models may rely on techniques such as natural language processing and machine learning, which are less transparent or interpretable and may produce unexpected results, which could adversely impact the Fund. If the content, analyses, or recommendations that AI Technology applications assist the Adviser in producing are or are alleged to be deficient, inaccurate, or biased, the Fund may be adversely affected. Additionally, AI Technologies used by the Adviser may produce inaccurate, misleading or incomplete responses that could lead to errors in the Adviser’s and its employees’ decision-making, portfolio management or other business activities, which could have a negative impact on the performance of the Fund. Such AI Technologies could also be used against the Adviser or the Fund and its investments in criminal or negligent ways. The Adviser’s competitors or other third parties could incorporate AI Technologies into their products more quickly or more successfully, which could impair the Adviser’s ability to compete effectively. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on AI Technologies, and may additionally impact the Adviser and the Fund.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk
The Fund will concentrate its investments in infrastructure-related industries and may focus its investments in one or more specific subset of infrastructure-related assets (e.g., regulated assets, power and renewable energy assets, transportation assets, communications and digital infrastructure assets, social infrastructure assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types and industries. In addition to its concentration in infrastructure-related assets, the Fund may, from time to time, invest a substantial portion of its assets in other particular asset types, industries, geographic locations or securities instruments. To the extent that the Fund’s portfolio is concentrated in a property type, geographic location or securities instrument, the risk of any investment decision is increased.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Direct Lending Risk
In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History Risk
The Fund has limited operating history upon which prospective investors may evaluate the Fund’s past performance and potential future returns. In addition, while the senior investment professionals and other individuals employed by the Adviser have prior experience investing infrastructure investments and private debt, the Fund is the first vehicle managed by the Adviser with an infrastructure income strategy, certain of the Fund’s portfolio managers are new to the Adviser’s investment team, and past performance with respect to such activities is not a guarantee of future results.

Tax Risks – Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Fund
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income and gain for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects.” Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund may invest in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax or other on their investments in such jurisdictions. Any such withholding or other tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”
The Fund is permitted to invest up to 25% of its total assets in the VCRDX Subsidiary, which has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as the VCRDX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund or to be carried forward to future taxable years. Changes in the tax laws of the United States and/or any state in which a Subsidiary is organized could result in the inability of the Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the market for infrastructure assets, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. The Fund’s investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late 2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, diplomatic events, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The effects of infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. A global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.
The U.S. and global markets experienced extreme volatility and disruption in recent years, leading to periods of recessionary conditions and depressed levels of consumer and commercial spending. For instance, monetary policies of the Federal Reserve and political uncertainty resulting from recent events, including changes to U.S. trade policies and ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026, political unrest in South America and recent U.S. military action overseas, has led to, from time to time, disruption and instability in the global markets. Disruptions in the capital markets increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. There can be no certainty that these conditions will not worsen. If conditions worsen, a prolonged period of market illiquidity could have a material adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could limit the Fund’s investment originations, limit the Fund’s ability to grow and negatively impact the Fund’s operating results.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). After a period of historically low interest rates, the U.S. Federal Reserve and other central banks have raised certain benchmark interest rates. These central banks may continue to increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	5050 S. Syracuse Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
Contact Personnel Name	William R. Fuhs, Jr.
Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund is authorized to issue an unlimited number of Shares of beneficial interest. The Board is authorized to change the number of Shares the Fund is authorized to issue. Each Share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Fund may offer additional classes of Shares in the future in reliance on exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares. The Fund may offer one or more additional classes of Shares, including a class of preferred shares, without the approval of shareholders. Until the Fund registers a new Share class, the Fund will only offer one class of Shares.
All Shares have equal rights as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Shareholders are not liable for further calls or assessments. The Fund will send periodic reports (including financial statements) to all shareholders. The Fund does not intend to hold annual meetings of shareholders. Shares are not available in certificated form. Any transfer of Shares will be void if made to an account held through a broker, dealer or other Intermediary that has not entered into an agreement for the provision of shareholder services to the Fund. In addition, in the event of any transfer that violates the foregoing transfer restrictions, such as pursuant to testate or intestate succession, the Fund will have the right (but not the obligation) to repurchase any such improperly transferred Shares at their then current NAV. This repurchase right is in addition to any other remedy that the Fund may have, including, when consistent with applicable law, refusing to recognize any such transfer. With very limited exceptions, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers. See “Risk Factors – Interval Fund Risk” and “– Liquidity Risk.”
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the quorum for the transaction of business at meeting of shareholders. Except when a larger quorum is required by law, 30% of the Shares entitled to vote on a particular matter shall constitute quorum. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of (a) two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy, or (b) a majority of the outstanding Shares of the Fund, whichever is less.
Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares). Shareholders are free to change their election on a quarterly basis by contacting the Fund’s Transfer Agent (or, alternatively, by contacting its Intermediary, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve shareholders of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, shareholders are entitled to share ratably in all the remaining assets of the Fund.
The following table shows Shares of the Fund that were authorized and outstanding as June 30, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	36,463,924.125

As a continuously offered closed-end fund, it is anticipated that the Fund will offer additional Shares subject to future registration statements. In deciding whether to make these sales, the Fund will take into account all factors it considers relevant, including market conditions and the cash available to it for investment.

Security Title [Text Block]	Shares of beneficial interest
Security Dividends [Text Block]	Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares).
Security Voting Rights [Text Block]
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the quorum for the transaction of business at meeting of shareholders. Except when a larger quorum is required by law, 30% of the Shares entitled to vote on a particular matter shall constitute quorum. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of (a) two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy, or (b) a majority of the outstanding Shares of the Fund, whichever is less.

Security Liquidation Rights [Text Block]	With very limited exceptions, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers.
Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	36,463,924.125

Outstanding Security, Title [Text Block]	Shares of beneficial interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	36,463,924.125

[1]
(1)
Total Annual Fund Operating Expenses represent the Fund’s expenses estimated based on the Fund’s net assets as of March 31, 2026. The Fund’s Total Annual Fund Operating Expenses do not include the indirect costs of the underlying Other Private Funds, as discussed further in footnote 5 below.

[2]
(2)
The Investment Management Fee is paid to the Adviser at an annual rate of 1.00% of NAV, which accrues daily and is payable quarterly in arrears. To the extent the Fund utilizes a Subsidiary, the Adviser contractually agrees to reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary such that, for the collective net assets of the Fund and the Subsidiaries, the total Investment Management Fee is calculated at a rate of 1.00%. Such waiver will continue for so long as the Investment Management Agreement is in effect and may be terminated only upon approval by the Trustees of the Fund, including a majority of the Independent Trustees. The Adviser will pay the Sub-Adviser from its Investment Management Fee. Pursuant to the sub-advisory agreement, Brookfield is paid a sub-advisory fee by the Adviser that is assessed on a sliding scale from 0.35% down to 0.20% based on the average daily NAV of the Fund’s assets that are managed by Brookfield.

[3]
(4)
Assumes interest expense accrued at the estimated rate of 6.5% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.

[4]
(5)
Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) or 3(c)(7), if any. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds currently range from approximately 0.90% to 1.75% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. The Fund estimates that performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates will range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 6% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Because these fees are based on the performance of 3(c)(1)/3(c)(7) Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund’s net assets of approximately $352 million as of March 31, 2026 and assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 8% of the Fund’s net assets, which is the Fund’s actual March 31, 2026 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2026, 0% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 0% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 3.85%.

[5]
(3)
“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2026. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of the VCRDX Subsidiary, and fees and expenses of certain of the Fund’s service providers, will vary. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”

[6]
(6)
The Total Annual Fund Operating Expenses provides a summary of all the direct fees and expenses of the Fund, as well as the indirect Operating Costs of the 3(c)(1)/3(c)(7) Funds, but excluding the Operating Costs of the Other Private Funds. See footnote 5.